PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 22,937,099	R$ 23,674,527
Provision for legal proceedings		2,044,633	1,714,403	R$ 1,801,186
IPTU - Urban Property Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		6,569,528	7,166,011
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Civil [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		3,355,370	3,184,240
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		1,691,409	2,330,683
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Regulatory [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		1,522,749	1,651,088
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		15,677,036	15,703,294
Legal Proceedings Contingent Liability, Tax [member] | Isolated fine - Federal taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[1]	847,582	792,496
Legal Proceedings Contingent Liability, Tax [member] | IRPJ and CSLL [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[2]	6,862,000	6,316,155
Legal Proceedings Contingent Liability, Tax [member] | ICMS - Tax on circulation of goods [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[3]	2,996,998	2,962,716
Legal Proceedings Contingent Liability, Tax [member] | IRRF [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[4]	869,345	1,226,223
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[5]	2,174,274	2,293,933
Legal Proceedings Contingent Liability, Tax [member] | MP 470 installment of debts [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[6]	430,374	381,060
Legal Proceedings Contingent Liability, Tax [member] | Stock Grant Plan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		32,087	60,863
Legal Proceedings Contingent Liability, Tax [member] | IOF on loans [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[7]	195,098	154,606
Legal Proceedings Contingent Liability, Tax [member] | Reward Credit Compensation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[8]	157,959	143,322
Legal Proceedings Contingent Liability, Tax [member] | IPI - Tax on industrialized products [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[9]	333,185	374,471
Legal Proceedings Contingent Liability, Tax [member] | INSS [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		159,983	159,007
Legal Proceedings Contingent Liability, Tax [member] | Foreign financial transactions [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[10]	13,910	13,287
Legal Proceedings Contingent Liability, Tax [member] | IPTU - Urban Property Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[11]	128,700
Legal Proceedings Contingent Liability, Tax [member] | Others [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		475,541	825,155
Legal Proceedings Contingent Liability, Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		690,535	805,222
Legal Proceedings Contingent Liability, Labor [member] | Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 690,535	R$ 805,222

[1]	Among the claims related to isolated fines, there is a fine arising from: (a) disregarding the tax benefits of REPORTO, with the consequent application of an isolated fine corresponding to 50% of the value of the goods acquired; (b) drawing up infraction notices on alleged failure to pay federal taxes (IRPJ, CSLL, PIS and COFINS) and alleged undue crediting of IPI premium credit, with the application of an isolated fine.
[2]	Infraction notices and lawsuits have been issued by the Special Department of Federal Revenue of Brazil (Secretaria Especial da Receita Federal do Brasil) regarding (a) disallowance of amortization of goodwill expenses based on future profitability resulting from corporate operations; (b) capital gains on the sale of an equity interest; (c) labor provisions; and (d) amendment of the compensation statement due to partial restitution of the credits that were the subject of the compensation request.
[3]	ICMS claims are substantially related to (a) the disallowance of ICMS credits relating to the purchase of diesel oil; goods allegedly classified as use and consumption and suppliers whose state registrations have been revoked (declared unfit), among others; (b) proof of delivery of goods sold under the FOB clause; (c) ICMS on transport services for export; (d) divergence in the application of legislation governing operations with tax substitution; and (e) acquisition of wagons as a result of the alleged non-exemption provided for by the Tax Regime to Encourage the Modernization and Expansion of the Port Structure – REPORTO and (f) ICMS and fine on transactions with tax documents deemed unreliable by the tax authorities.
[4]	Collection of IRRF on (a) alleged capital gain from the acquisition of foreign companies and (b) disallowance of IRRF compensation on swap transactions.
[5]	Disallowance of PIS and COFINS credits, calculated under the non-cumulative system, due to divergence in the concept of inputs.
[6]	Applications for the payment in installment of federal tax debts are partially denied by the Special Department of Federal Revenue of Brazil due to insufficient tax losses to settle the respective debts.
[7]	IOF charges related primarily to (a) current accounts maintained by the Company's subsidiaries and (b) financial transactions between group companies.
[8]	Offset statements via the PERD/COMP electronic system that reference "premium credit" are considered as not declared by the Special Department of Federal Revenue of Brazil.
[9]	Collection of IPI credits disallowed for the purchase of raw materials used in the production of immune products
[10]	Collection of IRPJ/CSL and fines due to undue exclusion from taxable income and from the CSL calculation basis of financial income arising from bonds issued by the government of Austria and the government of Spain, the latter through the Instituto de Crédito Oficial (“ICO”).
[11]	Collection of Urban Property Tax (“IPTU”) on railway properties leased or assigned to the company under the concession contract and on the railway right-of-way over which there is tax immunity. The matter is being discussed by the STF and an unfavorable outcome should lead to new charges being levied (including on municipalities that currently do not levy the tax), in amounts that cannot yet be measured and, if this happens, a lawsuit can be filed to re-establish the economic balance of the concession contract mentioned.